PROFIT FROM ASSOCIATES (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit from associates [Abstract]
Profit from associates	$ 21,226	$ 32,166	$ (65,466)
EGS [Member]
Profit from associates [Abstract]
Profit from associates	(158)	(119)	(165)
TGU [Member]
Profit from associates [Abstract]
Profit from associates	(2,962)	(728)	(1,365)
Link [Member]
Profit from associates [Abstract]
Profit from associates	$ 24,346	$ 33,013	$ (63,936)